Document And Entity Information - shares	3 Months Ended
	Mar. 31, 2015	May. 06, 2015
Document and Entity Information [Abstract]
Entity Registrant Name	Innovative Food Holdings Inc
Document Type	S-1
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		22,472,784
Amendment Flag	false
Entity Central Index Key	0000312257
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Mar. 31, 2015
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	Q1